Condensed Consolidating Financial Information of Guarantor Subsidiaries Condensed Consolidating Balance Sheet (Tables)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Balance Sheets [Abstract]
Condensed Consolidating Balance Sheet [Table Text Block]
VISTEON CORPORATION
CONDENSED CONSOLIDATING BALANCE SHEETS

	December 31, 2011
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
ASSETS
Cash and equivalents	$114	$55	$554	$—	$723
Accounts receivable, net	235	540	1,007	(719)	1,063
Inventories, net	18	25	338	—	381
Other current assets	29	53	245	—	327
Total current assets	396	673	2,144	(719)	2,494

Property and equipment, net	89	81	1,242	—	1,412
Investment in affiliates	1,873	1,533	—	(3,406)	—
Equity in net assets of non-consolidated affiliates	—	—	644	—	644
Intangible assets, net	82	59	212	—	353
Other non-current assets	14	23	55	(26)	66
Total assets	$2,454	$2,369	$4,297	$(4,151)	$4,969

LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term debt, including current portion of long-term debt	$90	$13	$217	$(233)	$87
Accounts payable	170	210	1,116	(486)	1,010
Other current liabilities	70	21	365	—	456
Total current liabilities	330	244	1,698	(719)	1,553

Long-term debt	497	—	41	(26)	512
Employee benefits	301	47	147	—	495
Other non-current liabilities	19	5	388	—	412

Shareholders’ equity:
Total Visteon Corporation shareholders’ equity	1,307	2,073	1,333	(3,406)	1,307
Non-controlling interests	—	—	690	—	690
Total shareholders’ equity	1,307	2,073	2,023	(3,406)	1,997
Total liabilities and shareholders’ equity	$2,454	$2,369	$4,297	$(4,151)	$4,969

	December 31, 2010
	Parent Company	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
	(Dollars in Millions)
ASSETS
Cash and equivalents	$153	$81	$671	$—	$905
Accounts receivable, net	160	956	1,204	(1,228)	1,092
Inventories, net	16	25	323	—	364
Other current assets	93	28	220	—	341
Total current assets	422	1,090	2,418	(1,228)	2,702

Property and equipment, net	104	105	1,367	—	1,576
Investment in affiliates	2,357	1,193	—	(3,550)	—
Equity in net assets of non-consolidated affiliates	—	—	439	—	439
Intangible assets, net	90	76	236	—	402
Other non-current assets	65	439	55	(470)	89
Total assets	$3,038	$2,903	$4,515	$(5,248)	$5,208

LIABILITIES AND SHAREHOLDERS’ EQUITY
Short-term debt, including current portion of long-term debt	$644	$10	$247	$(823)	$78
Accounts payable	186	198	1,218	(399)	1,203
Other current liabilities	142	34	391	(6)	561
Total current liabilities	972	242	1,856	(1,228)	1,842

Long-term debt	472	—	481	(470)	483
Employee benefits	307	74	145	—	526
Other non-current liabilities	27	5	375	—	407
					—
Shareholders’ equity:					—
Total Visteon Corporation shareholders’ equity	1,260	2,582	968	(3,550)	1,260
Non-controlling interests	—	—	690	—	690
Total shareholders’ equity	1,260	2,582	1,658	(3,550)	1,950
Total liabilities and shareholders’ equity	$3,038	$2,903	$4,515	$(5,248)	$5,208